REGULATORY REQUIREMENTS	12 Months Ended
Dec. 31, 2023
REGULATORY REQUIREMENTS
REGULATORY REQUIREMENTS

27.  REGULATORY REQUIREMENTS

The Company’s principal broker-dealer subsidiaries, Futu Securities, Futu Clearing Inc., Moomoo Financial Singapore Pte. Ltd and Moomoo Financial Inc. are subject to capital requirements determined by its respective regulators.

Futu Securities, the Company’s subsidiary located in Hong Kong, was subject to the Securities and Futures (Financial Resources) Rules and the Securities and Futures Ordinance, Futu Securities is required to maintain minimum paid-up share capital and liquid capital.

Futu Clearing Inc. and Moomoo Financial Inc., the Company’s subsidiaries located in the United States, were subject to the Uniform Net Capital Rule (Rule 15c3-1) under the Exchange Act, which requires the maintenance of minimum net capital.

Moomoo Financial Singapore Pte. Ltd., the Company’s subsidiary located in Singapore, was subject to the Securities and Futures (Financial and Margin Requirements for Holders of Capital Markets Services License) Regulations, which requires the maintenance of financial resource over its total risk requirement.

The tables below summaries the net capital, the requirement and the excess capital for the Group’s principle broker-dealer subsidiaries as of December 31, 2023:

	As of December 31, 2023
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	9,612,288	1,528,623	8,083,665
Futu Clearing Inc.	5,198,748	375,692	4,823,056
Moomoo Financial Singapore Pte. Ltd.	1,761,901	258,553	1,503,348
Moomoo Financial Inc.	132,522	21,619	110,903

Regulatory capital requirements could restrict the operating subsidiaries from expanding their business and declaring dividends if their net capital does not meet regulatory requirements.

As of December 31, 2023, all of the regulated operating subsidiaries were in compliance with their respective regulatory capital requirements.